Discontinued Operations and Assets Held for Sale - Schedule of Assets and Liabilities Held for Sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disposal Group, Held-for-Sale, Not Discontinued Operations [Member]
Assets Held for Sale
Cash and cash equivalents	$ 1,324
Accounts receivable, net	3,698
Prepaid expenses and other assets	6,131
Operating lease right-of-use assets	21,639
Property and equipment, net	22,870
Goodwill	17,141
Other intangible assets, net	11,920
Total assets held for sale	84,723
Liabilities Held for Sale
Accounts payable	1,410
Accrued expenses and other liabilities	13,290
Operating lease liabilities	24,896
Notes payable	1,909
Total liabilities held for sale	41,505
Disposal Group, Held-for-Sale, Not Discontinued Operations [Member] | Wealth Management [Member]
Assets Held for Sale
Cash and cash equivalents
Accounts receivable, net
Prepaid expenses and other assets	3,704
Operating lease right-of-use assets	512
Property and equipment, net	71
Goodwill	13,861
Other intangible assets, net	2,678
Total assets held for sale	20,826
Liabilities Held for Sale
Accounts payable
Accrued expenses and other liabilities
Operating lease liabilities	525
Notes payable
Total liabilities held for sale	525
Disposal Group, Held-for-Sale, Not Discontinued Operations [Member] | Atlantic Coast Recycling [Member]
Assets Held for Sale
Cash and cash equivalents	1,324
Accounts receivable, net	3,698
Prepaid expenses and other assets	2,427
Operating lease right-of-use assets	21,127
Property and equipment, net	22,799
Goodwill	3,280
Other intangible assets, net	9,242
Total assets held for sale	63,897
Liabilities Held for Sale
Accounts payable	1,410
Accrued expenses and other liabilities	13,290
Operating lease liabilities	24,371
Notes payable	1,909
Total liabilities held for sale	40,980
Discontinued Operations, Disposed of by Sale [Member]
Assets Held for Sale
Cash and cash equivalents		$ 15,293
Accounts receivable, net		33,540
Prepaid expenses and other assets		8,101
Operating lease right-of-use assets		3,436
Property and equipment, net		431
Goodwill		35,287
Other intangible assets, net		123,993
Total assets		503,138
Liabilities Held for Sale
Accounts payable		1,141
Accrued expenses and other liabilities		43,386
Due to related parties and partners		251
Deferred revenue		990
Operating lease liabilities		3,839
Total liabilities		49,607
Revenues:
Total revenues	209,117	255,107
Operating expenses:
Direct cost of services	24,363	24,729
Cost of goods sold	17,992	40,515
Selling, general and administrative expenses	125,863	118,822
Total operating expenses	168,218	184,066
Operating (loss) income	40,899	71,041
Other income (expense):
Interest income	27	16
Dividend income	32,568	35,029
Realized and unrealized (losses) gains on investments	(109,196)	(536)
Losses on extinguishment of loans and other	(597)	(750)
Loss from equity method investments		(29)
(Loss) gain on disposal of discontinued operations	217,504
Interest expense	(32,363)	(30,773)
(Loss) income from discontinued operations before income taxes	148,842	73,998
Provision for income taxes	(1,372)	(2,422)
(Loss) income from discontinued operations, net of income taxes	147,470	71,576
Net cash from discontinued operations provided by (used in):
Operating activities	42,907	58,685
Investing activities	400,038	(6,051)
Financing activities	(447,562)	(91,039)
Effect of foreign currency on cash	(2,636)	2,581
Net decrease in cash, cash equivalents and restricted cash	(7,253)	(35,824)
Assets:
Securities and other investments owned, at fair value		283,057
Discontinued Operations, Disposed of by Sale [Member] | GlassRatner & Farber [Member]
Assets Held for Sale
Cash and cash equivalents	8,025	6,019
Accounts receivable, net	19,704	19,080
Prepaid expenses and other assets	9,222	6,446
Operating lease right-of-use assets	2,258	2,998
Property and equipment, net	275	431
Goodwill	30,450	29,599
Other intangible assets, net	439	224
Total assets	70,373	64,797
Liabilities Held for Sale
Accounts payable	1,326	583
Accrued expenses and other liabilities	14,359	16,843
Due to related parties and partners
Deferred revenue	5	61
Contingent consideration	3,092
Operating lease liabilities	2,539	3,364
Total liabilities	21,321	20,851
Revenues:
Total revenues	92,176	77,284
Operating expenses:
Direct cost of services
Cost of goods sold
Selling, general and administrative expenses	70,367	60,254
Total operating expenses	70,367	60,254
Operating (loss) income	21,809	17,030
Other income (expense):
Interest income	21	16
Dividend income
Realized and unrealized (losses) gains on investments
Losses on extinguishment of loans and other	(163)
Loss from equity method investments
(Loss) gain on disposal of discontinued operations
Interest expense
(Loss) income from discontinued operations before income taxes	21,667	17,046
Provision for income taxes	(112)
(Loss) income from discontinued operations, net of income taxes	21,555	17,046
Assets:
Securities and other investments owned, at fair value
Discontinued Operations, Disposed of by Sale [Member] | Brands Transaction [Member]
Assets Held for Sale
Cash and cash equivalents		845
Accounts receivable, net		3,232
Prepaid expenses and other assets
Operating lease right-of-use assets
Goodwill
Other intangible assets, net		123,769
Total assets		410,903
Liabilities Held for Sale
Accounts payable
Accrued expenses and other liabilities		1,193
Due to related parties and partners
Deferred revenue		724
Operating lease liabilities
Total liabilities		1,917
Revenues:
Total revenues	14,755	18,136
Operating expenses:
Direct cost of services
Cost of goods sold
Selling, general and administrative expenses	3,071	3,379
Total operating expenses	3,071	3,379
Operating (loss) income	11,684	14,757
Other income (expense):
Interest income
Dividend income	32,568	35,029
Realized and unrealized (losses) gains on investments	(109,196)	(536)
Losses on extinguishment of loans and other	(434)
Loss from equity method investments
(Loss) gain on disposal of discontinued operations	(40,782)
Interest expense	(2,274)	(680)
(Loss) income from discontinued operations before income taxes	(108,434)	48,570
Provision for income taxes	(1,212)
(Loss) income from discontinued operations, net of income taxes	(109,646)	48,570
Assets:
Securities and other investments owned, at fair value		283,057
Discontinued Operations, Disposed of by Sale [Member] | Great American Group [Member]
Assets Held for Sale
Cash and cash equivalents		8,429
Accounts receivable, net		11,228
Prepaid expenses and other assets		1,655
Operating lease right-of-use assets		438
Goodwill		5,688
Other intangible assets, net
Total assets		27,438
Liabilities Held for Sale
Accounts payable		558
Accrued expenses and other liabilities		25,350
Due to related parties and partners		251
Deferred revenue		205
Operating lease liabilities		475
Total liabilities		26,839
Revenues:
Total revenues	102,186	159,687
Operating expenses:
Direct cost of services	24,363	24,729
Cost of goods sold	17,992	40,515
Selling, general and administrative expenses	52,425	55,189
Total operating expenses	94,780	120,433
Operating (loss) income	7,406	39,254
Other income (expense):
Interest income	6
Dividend income
Realized and unrealized (losses) gains on investments
Losses on extinguishment of loans and other		(750)
Loss from equity method investments		(29)
(Loss) gain on disposal of discontinued operations	258,286
Interest expense	(30,089)	(30,093)
(Loss) income from discontinued operations before income taxes	235,609	8,382
Provision for income taxes	(48)	(2,422)
(Loss) income from discontinued operations, net of income taxes	235,561	5,960
Assets:
Securities and other investments owned, at fair value
Services and Fees [Member] | Discontinued Operations, Disposed of by Sale [Member]
Revenues:
Total revenues	187,543
Services and Fees [Member] | Discontinued Operations, Disposed of by Sale [Member] | GlassRatner & Farber [Member]
Revenues:
Total revenues	92,176
Services and Fees [Member] | Discontinued Operations, Disposed of by Sale [Member] | Brands Transaction [Member]
Revenues:
Total revenues	14,755
Services and Fees [Member] | Discontinued Operations, Disposed of by Sale [Member] | Great American Group [Member]
Revenues:
Total revenues	80,612
Sale of Goods [Member] | Discontinued Operations, Disposed of by Sale [Member]
Revenues:
Total revenues	21,574	74,203
Sale of Goods [Member] | Discontinued Operations, Disposed of by Sale [Member] | GlassRatner & Farber [Member]
Revenues:
Total revenues
Sale of Goods [Member] | Discontinued Operations, Disposed of by Sale [Member] | Brands Transaction [Member]
Revenues:
Total revenues
Sale of Goods [Member] | Discontinued Operations, Disposed of by Sale [Member] | Great American Group [Member]
Revenues:
Total revenues	$ 21,574	74,203
Services and Fees [Member] | Discontinued Operations, Disposed of by Sale [Member]
Revenues:
Total revenues		180,904
Services and Fees [Member] | Discontinued Operations, Disposed of by Sale [Member] | GlassRatner & Farber [Member]
Revenues:
Total revenues		77,284
Services and Fees [Member] | Discontinued Operations, Disposed of by Sale [Member] | Brands Transaction [Member]
Revenues:
Total revenues		18,136
Services and Fees [Member] | Discontinued Operations, Disposed of by Sale [Member] | Great American Group [Member]
Revenues:
Total revenues		$ 85,484